Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment
Reconciliation of the carrying amount of property, plant and equipment

	2019 $m				2018 $m
	Group				Group
	occupied	Tangible	Right-of-		occupied	Tangible
	property	assets	use assets	Total	property	assets	Total
Balance at 1 January
Cost	525	2,089	—	2,614	496	1,408	1,904
Accumulated depreciation	(105)	(714)	—	(819)	(97)	(740)	(837)

Opening net book amount	420	1,375	—	1,795	399	668	1,067
Demerger of UK and Europe operations	(143)	(1,170)	—	(1,313)
Recognition of right-of-use asset on initial application of IFRS 16	—	—	527	527
Arising on acquisitions of subsidiaries	6	13	1	20	6	691	697
Additions	1	63	196	260	47	339	386
Depreciation and impairment charge	(9)	(77)	(141)	(227)	(14)	(170)	(184)
Disposals and transfers	—	(11)	1	(10)	(11)	(92)	(103)
Effect of movements in exchange rates	—	4	9	13	(7)	(61)	(68)
Balance at 31 December	275	197	593	1,065	420	1,375	1,795
Representing:
Cost	351	687	734	1,772	525	2,089	2,614
Accumulated depreciation	(76)	(490)	(141)	(707)	(105)	(714)	(819)
Closing net book amount	275	197	593	1,065	420	1,375	1,795
Analysed as:
Continuing operations					277	205	482
Discontinued operations					143	1,170	1,313
					420	1,375	1,795